Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Summary of Company's Subsidiaries, Associates and Joint Ventures

The table below is a list of the Company’s subsidiaries and investments:

	Principal		Investment	Direct and indirect interest
Name	activities	Country	type	2020	2019	2018
Arco Educação S.A.	Holding	Brazil	Subsidiary	100.0%	100.0%	100.0%
PSD Educação S.A.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Barra Américas Editora Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Distribuidora de Material Didático Desterro Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Novagaúcha Editora e Livraria Ltda.	Educational content	Brazil	Subsidiary	—	—	100.0%
SAS Sistema de Ensino Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Arco Ventures S.A.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
SAS Livrarias Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
SAE Digital S.A.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Escola de Aplicação São José dos Campos Ltda.	Educational services	Brazil	Subsidiary	—	—	69.6%
International School Serviços de Ensino, Treinamento e Editoração, Franqueadora S.A.	Educational content	Brazil	Subsidiary	51.5%	51.5%	51.5%
NS Ventures Participações Ltda.	Educational content	Brazil	Subsidiary	—	—	100.0%
NS Educação Ltda.	Educational content	Brazil	Subsidiary	—	—	100.0%
Nave à Vela Ltda.	Educational content	Brazil	Subsidiary	51.0%	51.0%	—
EEM Licenciamento de Programas Educacionais Ltda.	Educational technology	Brazil	Subsidiary	100.0%	100.0%	—
NLP Soluções Educacionais Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	—
WPensar S.A.	Educational technology	Brazil	Subsidiary	100.0%	25.0%	25.0%
Geekie Desenvolvimento de Softwares S.A.	Educational technology	Brazil	Subsidiary	56.0%	37.5%	8.05%
Studos Software Ltda.	Educational content	Brazil	Subsidiary	100.0%	—	—
Escola da Inteligência Cursos Educacionais Ltda.	Educational content	Brazil	Subsidiary	60.0%	—	—
Bewater Ventures I GA Fundo de Investimento em Participações Multiestratégia	Private equity	Brazil	Investee	14.48%	—	—

Summary of Estimated Useful Life of the Assets

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Machinery and equipment	10%
Vehicles	20%
Furniture and fixtures	10%
IT equipment	20%
Facilities	10%
Leasehold improvements	20% to 33%

Summary of Estimated useful life and lease term of Right of use Assets

Buildings	1 to 10 years
Equipment	4 years